Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 57,013	$ 118,141
Trade and other receivables	5,599	5,378
Value added taxes receivable	59,665	14,984
Income taxes receivable	982	493
Inventories	32,468	18,858
Other financial assets	8,458	11,326
Prepaid expenses and other	2,089	1,478
Total current assets	166,274	170,658
Non-current assets
Mining interests	435,613	374,146
Property, plant and equipment	251,084	192,052
Deposits on non-current assets	3,464	869
Non-current income taxes receivable	18,737
Deferred tax assets	50,938	43,716
Total assets	926,110	781,441
Current liabilities
Trade and other payables	50,183	35,567
Unearned revenue	3,769	2,190
Current portion of debt facilities	1,281	12,464
Current portion of equipment financing obligations	2,904	4,154
Total current liabilities	58,137	54,375
Non-current liabilities
Debt facilities	148,231	19,305
Equipment financing obligations	2,943	5,151
Decommissioning liabilities	27,796	16,076
Other liabilities	3,787	655
Deferred tax liabilities	90,643	103,394
Total liabilities	331,537	198,956
Equity
Share capital	827,622	636,672
Equity reserves	88,030	62,303
Accumulated deficit	(321,079)	(116,490)
Total equity	594,573	582,485
Total liabilities and equity	$ 926,110	$ 781,441